PURCHASE ADVANCES, NET (Tables)	6 Months Ended
Dec. 31, 2019
PURCHASE ADVANCES, NET
Schedule of purchase advances

The Company purchased products and services from third parties during the normal course of business. Purchase advances, net consisted of the following:

	June 30,	December 31,	December 31,
	2019	2019	2019
Third Party	RMB	RMB	U.S. Dollars
Prepayment for others	1,592,076	483,174	69,342
Allowance for doubtful accounts	(248,500)	(296,000)	(42,480)
Total purchase advances, net	¥1,343,576	¥187,174	$26,862

Schedule of movement of allowance for doubtful accounts

Movement of allowance for doubtful accounts is as follows:

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Beginning balance	¥452,632	¥248,500	$35,663
Charge to expense	191,473	47,500	6,817
Less: write-off	(395,605)	—	—
Ending balance	¥248,500	¥296,000	$42,480